U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.
                    Please print or type.


1.    Name  and  address of issuer: The Prudential Discovery
  Select  Group  Variable  Contract Account  c/o  Prudential
  Investment, 30 Scranton Office Park, Scranton,  PA  18507-
  1789.

2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do
  not         list         series        or        classes):
  [X  ]

3.   Investment Company Act File Number: 811-08091.
  Securities Act File Number: 333-23271.

4.    (a).  Last day of fiscal year for which this  Form  is
  filed: December 31, 1997.
  (b).  [   ]  Check  box if this Form is being  filed  late
  (i.e.  more  than 90 calendar days after the  end  of  the
  issuer's fiscal).   (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4       (c).  [   ]  Check box if this is the last time  the
  issuer will be filing this form.

5.   Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24 (f):
                                   $328,453

  (ii)       Aggregate price of securities redeemed  or
      repurchased during the fiscal year (if applicable):
                                   $14,093


  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.

                                  $___________0________

  (iv)       Total  available redemption credits [add  items
       5(ii) and 5(iii).

                                     $14,093

  (v)  Net sales - If Item 5 (i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)
                                   $314,360

  (vi)       Redemption credits available  for  use  in
       future years.
       -if Item 5 (i) is less than Item 5(iv)
       [subtract Item 5(i) from Item [5(iv)]   $         --

  (vii) Multiplier for determining registration fee (See instructions C. 9):

                                   x         .000295

  (viii)    Registration fee due [multiply Item  5(v) by Iem
       5(viii)] enter "0" if no fee is due.

                                   $93

  6.   Prepaid Shares

     If  the  response to Item 5(i) was  determined  by
     deducting  an  amount  of  securities  that   were
     registered  under  the  Securities  Act  of   1993
     pursuant  to  Rule  24e-2  as  in  effect   before
     (effective date of rescission of Rule 24e-2), then
     report  the amount of securities (number of shares
     or  other  units) deducted  here:           .   If
     there  is  a number of shares or other units  that
     were  registered pursuant to Rule 24e-2  remaining
     unsold  at  the end of the fiscal year  for  which
     this  form is filed that are available for use  by
     the issuer in future fiscal years, then state that
     number here:   0    .

  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
     Instruction D) : + $


  8.   Total amount of the registration fee due plus any
     interest due [line 5 (viii) plus line 7]:
                                   $93


  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 30, 1998


     Method of Delivery:

               [x] Wire Transfer
               [  ] Mail or other means


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title)     C. Christopher Sprague
                    Assistant General Counsel
                    The Prudential Insurance Company of
America

Date      March 30, 1998